Fair Value Measurements - Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	¥ 341,146	¥ 666,540
Net income (loss)	9,481	113,009
Other comprehensive income (loss)	(10,881)	9,219
Purchases and issuances	15,999	3,330
Sales and settlements	(17,771)	(22,228)
Transfer to (from) Level 3	3,832	(519,532)
Others	58,800	90,807
Balance at end of year	400,606	341,146
Unrealized gains or losses included in profit or loss on assets held at March 31	9,489	112,803
Total	9,489	112,803
Public and corporate bonds [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	21,852	27,623
Net income (loss)	(71)	(44)
Purchases and issuances	0	968
Sales and settlements	(3,716)	(4,020)
Transfer to (from) Level 3	5,471	(7,067)
Others	9,795	4,392
Balance at end of year	33,332	21,852
Unrealized gains or losses included in profit or loss on assets held at March 31	(63)	(250)
Total	(63)	(250)
Stocks [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	319,294	638,917
Net income (loss)	9,551	113,053
Other comprehensive income (loss)	(10,881)	9,219
Purchases and issuances	15,999	2,362
Sales and settlements	(14,055)	(18,208)
Transfer to (from) Level 3	(1,639)	(512,465)
Others	49,004	86,415
Balance at end of year	367,274	319,294
Unrealized gains or losses included in profit or loss on assets held at March 31	9,551	113,053
Total	¥ 9,551	¥ 113,053